LONG-LIVED AND INTANGIBLE ASSETS AND GOODWILL (Details)		3 Months Ended			12 Months Ended
	Feb. 28, 2015 USD ($)	Aug. 31, 2015 USD ($) item	Nov. 30, 2014 USD ($) item	Aug. 31, 2014 USD ($) item	Nov. 30, 2014 USD ($) item	Nov. 30, 2013 USD ($)	Nov. 30, 2012 USD ($)
Intangible Assets
Store impairment charges		$ 470,000	$ 840,000	$ 840,000	$ 840,000		$ 0
Number of full price retail stores on which impairment charge was recorded | item		2	6	6	6
Impairment of goodwill or indefinite lived intangible assets	$ 0				$ 23,585,000	$ 0	$ 0